Fair Value Measurement	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Fair Value Measurement
Fair Value Measurement

Note 3. Fair Value Measurement

The Company categorizes assets and liabilities recorded at fair value on the consolidated balance sheet based on the level of judgment associated with inputs used to measure their fair value. For assets and liabilities measured at fair value, fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, and the Company considers assumptions that market participants would use when pricing the asset or liability.

The three levels of inputs that may be used to measure fair value are:

●	Level 1 — Quoted prices in active markets for identical assets or liabilities.
●	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities in active markets or quoted prices in less active market. All significant inputs used in the valuations are observable or can be directly or indirectly through market corroboration, for substantially the full term of the assets or liabilities.
●	Level 3 — Unobservable inputs are based on assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation. The Company monitors and review the inputs to ensure the fair value measurements are reasonable and consistent with market experience in similar asset classes.

The following table summarize the Company’s assets measured at fair value on a recurring basis, by level, within the fair value hierarchy (in thousands):

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$6,838	$—	$—	$6,838
Commercial paper	—	1,494	—	1,494
Securities sold under agreements to repurchase	—	8,000	—	8,000
Total cash equivalents	6,838	9,494	—	16,332
Short-term investments:
Commercial paper	—	20,809	—	20,809
Corporate debt securities	—	9,217	—	9,217
U.S. government and agency securities	2,487	—	—	2,487
Asset backed securities	—	2,974	—	2,974
Total short-term investments	2,487	33,000	—	35,487
Total assets measured at fair value	$9,325	$42,494	$—	$51,819

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$44,669	$—	$—	$44,669
Total cash equivalents	44,669	—	—	44,669
Short-term investments:
Commercial paper	—	1,099	—	1,099
Corporate debt securities	—	1,100	—	1,100
Total short-term investments	—	2,199	—	2,199
Total assets measured at fair value	$44,669	$2,199	$—	$46,868

	June 30, 2020
	Level 1	Level 2	Level 3	Total

	(unaudited)
Cash equivalents:
Money market fund	$15,053	$—	$—	$15,053
Total assets measured at fair value	$15,053	$—	$—	$15,053

Cash equivalents consist primarily of money market funds with original maturities of three months or less at the time of purchase, and the carrying amount is a reasonable estimate of fair value. Short-term investments consist of investment securities with original maturities greater than three months and are included as current assets in the consolidated balance sheets.

There were no transfers between fair value measurement levels during 2018, 2019 or the six months ended June 30, 2020 (unaudited).